Equity - Summary of Income Statements (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income statement [line items]
Income of the period	$ 1,687,502	$ 1,549,674	$ 1,773,640
Non-controlling interests income	276,237	(826,155)	$ 124,522
Banco CorpBanca Colombia S.A [member] | Non controlling Interest [Member]
Disclosure of income statement [line items]
Interest and readjustments income (expense)	341,292	418,477
Income of the period	7,210	(101,498)
Non-controlling interests income	$ 2,753	$ (17,338)